Related Party Transactions and Balances (Details) - Schedule of due to related parties - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions and Balances (Details) - Schedule of due to related parties [Line Items]
Due to related parties	$ 15,800,481	$ 15,531,258	$ 12,789,537
Xianchang Ma [Member]
Related Party Transactions and Balances (Details) - Schedule of due to related parties [Line Items]
Due to related parties	15,548,081	15,193,647	12,778,230
Qiuping Lu [Member]
Related Party Transactions and Balances (Details) - Schedule of due to related parties [Line Items]
Due to related parties	243,748	328,869
Liuhong Liu [Member]
Related Party Transactions and Balances (Details) - Schedule of due to related parties [Line Items]
Due to related parties	5,175	5,619	5,028
Pan Shi [Member]
Related Party Transactions and Balances (Details) - Schedule of due to related parties [Line Items]
Due to related parties	3,409	3,055	$ 6,279
Jin Tian [Member]
Related Party Transactions and Balances (Details) - Schedule of due to related parties [Line Items]
Due to related parties	$ 68	$ 68